EARNINGS PER SHARE - Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to Longevity Market Assets	$ 903,361	$ 9,992,004	$ 15,739,009	$ 21,507,702	$ 31,682,275	$ 14,546
Weighted-average shares used in computing net income per share, diluted (in shares)	63,349,823	50,369,350	54,632,826	50,369,350	50,639,350	50,639,350
Earnings per share - basic (in dollars per share)	$ 0.01	$ 0.2	$ 0.29	$ 0.43	$ 0.63	$ 0
Earnings per share - diluted (in dollars per share)	$ 0.01	$ 0.2	$ 0.29	$ 0.43	$ 0.63	$ 0